Consolidated Statements of Changes in Equity (Deficit) (USD $) In Thousands, except Share data	Total	Predecessor	Successor	Redeemable Noncontrolling Interests Predecessor	Redeemable Noncontrolling Interests Successor	Common Stock Predecessor	Common Stock Successor	Additional Paid-in Capital Predecessor	Additional Paid-in Capital Successor	Retained Earnings (Deficit) Predecessor	Retained Earnings (Deficit) Successor	Accumulated Other Comprehensive Income (Loss) Predecessor	Accumulated Other Comprehensive Income (Loss) Successor	Cooper- Standard Holdings Inc. Equity (Deficit) Predecessor	Cooper- Standard Holdings Inc. Equity (Deficit) Successor	Noncontrolling Interest Predecessor	Noncontrolling Interest Successor
Beginning Balance at Dec. 31, 2009		$ (308,997)		$ 2,497		$ 35		$ 356,316		$ (636,278)		$ (31,037)		$ (310,964)		$ 1,967
Beginning Balance, shares at Dec. 31, 2009						3,482,612
Stock based compensation, net		244						244						244
Deconsolidation of noncontrolling interest		(1,844)														(1,844)
Net income (loss)		279,750		264						279,692				279,692		58
Other comprehensive income		(31,046)		17								(31,046)		(31,046)
Reorganization and fresh start accounting adjustments		64,256		2,922		(35)		(356,560)		356,586		62,083		62,074		2,182
Reorganization and fresh start accounting adjustments Shares						(3,482,612)
Issuance of common stock		473,292				17		473,275						473,292
Issuance of common stock, shares						17,489,693
Initial grant awards, shares						859,971
Ending Balance at May. 31, 2010		2,363	475,655	5,700	5,700		17		473,275						473,292	2,363	2,363
Beginning Balance, shares at May. 31, 2010							18,349,664
Stock based compensation, net			5,431						5,431						5,431
Preferred stock dividends	(4,734)
Net income (loss)			40,791		334						40,576				40,576		215
Other comprehensive income			45,910		181								45,881		45,881		29
Initial grant awards, shares							26,448
Dividends paid			(4,734)								(4,734)				(4,734)
Ending Balance at Dec. 31, 2010			563,053		6,215		17		478,706		35,842		45,881		560,446		2,607
Ending Balance, shares at Dec. 31, 2010							18,376,112
Shares issued under stock option plans			(388)						(388)						(388)
Shares issued under stock option plans, shares							14,945
Preferred stock redemption premium	(1,710)		(1,710)								(1,710)				(1,710)
Stock based compensation, net			8,022						8,975		(953)				8,022
Stock based compensation, net shares							(67,614)
Preferred stock dividends	(7,278)		(7,278)								(7,278)				(7,278)
FMEA joint venture transaction			(1,656)		34,298				(1,656)						(1,656)
Accretion of redeemable noncontrolling interest			(4,071)		4,071						(4,071)				(4,071)
Net income (loss)			103,543		(27,045)						102,844				102,844		699
Other comprehensive income			(58,312)		(3,195)								(58,350)		(58,350)		38
Ending Balance at Dec. 31, 2011	601,203		601,203		14,344		17		485,637		124,674		(12,469)		597,859		3,344
Ending Balance, shares at Dec. 31, 2011	18,323,443						18,323,443
Shares issued under stock option plans			(346)						(346)						(346)
Shares issued under stock option plans, shares							21,356
Preferred stock redemption premium	(1,376)		(1,376)								(1,376)				(1,376)
Repurchase of common stock			(36,895)				(1)		(24,933)		(11,961)				(36,895)
Repurchase of common stock, Shares							(1,030,319)
Converted preferred stock shares			68						68						68
Converted preferred stock, shares							2,278
Stock based compensation, net			10,605						11,277		(672)				10,605
Stock based compensation, net shares							(40,906)
Preferred stock dividends	(6,764)		(6,764)								(6,764)				(6,764)
Accretion of redeemable noncontrolling interest			(4,798)		4,798						(4,798)				(4,798)
Purchase of noncontrolling interest			(2,000)						148						148		(2,148)
Net income (loss)			102,504		(3,688)						102,804				102,804		(300)
Other comprehensive income			(32,970)		(1,260)								(32,979)		(32,979)		9
Ending Balance at Dec. 31, 2012	$ 629,231		$ 629,231		$ 14,194		$ 16		$ 471,851		$ 201,907		$ (45,448)		$ 628,326		$ 905
Ending Balance, shares at Dec. 31, 2012	17,275,852						17,275,852